Equity (Details) - Schedule of reverse stock split EPS (Parentheticals) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
EPS [Member]
Equity (Details) - Schedule of reverse stock split EPS (Parentheticals) [Line Items]
Weighted Average Shares Outstanding - diluted Proforma	573,174	159,448	373,247	131,864